Annual Fund Operating Expenses	Sep. 30, 2025
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.49%	[1]
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.59%	[1]
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.73%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.69%	[1]
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.45%
Expenses (as a percentage of Assets)	0.83%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.79%	[1]
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	0.98%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.94%	[1]
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.99%	[1]
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.35%
Expenses (as a percentage of Assets)	1.23%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	1.19%	[1]
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%
Expenses (as a percentage of Assets)	0.63%
Fee Waiver or Reimbursement	(0.04%)
Net Expenses (as a percentage of Assets)	0.59%	[1]
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class M1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[2]
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.09%)
Net Expenses (as a percentage of Assets)	0.44%	[1]
MassMutual Premier Funds_Pro | MML Barings Inflation-Protected and Income Fund | Class M2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.38%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[2]
Expenses (as a percentage of Assets)	0.53%
Fee Waiver or Reimbursement	(0.38%)
Net Expenses (as a percentage of Assets)	0.15%	[3]
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[5]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.33%	[6]
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[5]
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.43%	[6]
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.25%	[5]
Expenses (as a percentage of Assets)	0.55%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.53%	[6]
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.35%	[5]
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.63%	[6]
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.25%	[5]
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.78%	[6]
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[4]
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.30%	[5]
Expenses (as a percentage of Assets)	0.85%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.83%	[6]
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[4]
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.25%	[5]
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	1.03%	[6]
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.15%	[5]
Expenses (as a percentage of Assets)	0.45%
Fee Waiver or Reimbursement	(0.02%)
Net Expenses (as a percentage of Assets)	0.43%	[6]
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class M1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[5],[7]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.16%)
Net Expenses (as a percentage of Assets)	0.19%	[6]
MassMutual Premier Funds_Pro | MML Barings Core Bond Fund | Class M2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.30%	[4]
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.05%	[5],[7]
Expenses (as a percentage of Assets)	0.35%
Fee Waiver or Reimbursement	(0.30%)
Net Expenses (as a percentage of Assets)	0.05%	[8]
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.59%	[9]
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.69%	[9]
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.79%	[9]
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.62%
Expenses (as a percentage of Assets)	1.02%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.89%	[9]
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.17%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.04%	[9]
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.57%
Expenses (as a percentage of Assets)	1.22%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.09%	[9]
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.52%
Expenses (as a percentage of Assets)	1.42%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	1.29%	[9]
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	(0.13%)
Net Expenses (as a percentage of Assets)	0.69%	[9]
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class M1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%	[10]
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.18%)
Net Expenses (as a percentage of Assets)	0.54%	[9]
MassMutual Premier Funds_Pro | MML Barings Diversified Bond Fund | Class M2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.32%	[10]
Expenses (as a percentage of Assets)	0.72%
Fee Waiver or Reimbursement	(0.40%)
Net Expenses (as a percentage of Assets)	0.32%	[11]
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.09%
Expenses (as a percentage of Assets)	0.65%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.75%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	0.85%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	0.95%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.10%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.34%
Expenses (as a percentage of Assets)	1.15%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.29%
Expenses (as a percentage of Assets)	1.35%
MassMutual Premier Funds_Pro | MassMutual Small Cap Opportunities Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.56%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.19%
Expenses (as a percentage of Assets)	0.75%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.93%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.03%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Initial Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.13%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.23%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.38%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.43%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.63%
MassMutual Premier Funds_Pro | MassMutual Global Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.28%	[12]
Expenses (as a percentage of Assets)	1.03%
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.46%	[13]
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.56%	[13]
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.78%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.66%	[13]
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.53%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.76%	[13]
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.03%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.91%	[13]
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.48%
Expenses (as a percentage of Assets)	1.08%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.96%	[13]
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.28%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.16%	[13]
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.68%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.51%	[13]
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class L
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	0.88%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	0.76%	[13]
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	1.13%
Fee Waiver or Reimbursement	(0.12%)
Net Expenses (as a percentage of Assets)	1.01%	[13]
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class M1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[14]
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.17%)
Net Expenses (as a percentage of Assets)	0.41%	[13]
MassMutual Premier Stand Alone Funds_Pro | MML Barings Short-Duration Bond Fund | Class M2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.35%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%	[14]
Expenses (as a percentage of Assets)	0.58%
Fee Waiver or Reimbursement	(0.35%)
Net Expenses (as a percentage of Assets)	0.23%	[15]
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	January 31, 2027
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.55%	[16]
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class R5
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.23%
Expenses (as a percentage of Assets)	0.70%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.65%	[16]
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Service Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	0.80%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.75%	[16]
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Administrative Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	0.90%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.85%	[16]
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class R4
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.05%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.00%	[16]
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.38%
Expenses (as a percentage of Assets)	1.10%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.05%	[16]
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class R3
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.50%
Other Expenses (as a percentage of Assets):	0.33%
Expenses (as a percentage of Assets)	1.30%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.25%	[16]
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class Y
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.18%
Expenses (as a percentage of Assets)	0.65%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	0.60%	[16]
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.13%
Expenses (as a percentage of Assets)	1.60%
Fee Waiver or Reimbursement	(0.05%)
Net Expenses (as a percentage of Assets)	1.55%	[16]
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class M1
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[17]
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	0.35%	[16]
MassMutual Premier Stand Alone Funds_Pro | MML Barings High Yield Fund | Class M2
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.47%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.13%	[17]
Expenses (as a percentage of Assets)	0.60%
Fee Waiver or Reimbursement	(0.47%)
Net Expenses (as a percentage of Assets)	0.13%	[18]

[1]
(2)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement would otherwise exceed 0.49%, 0.59%, 0.69%, 0.79%, 0.94%, 0.99%, 1.19%, 0.59%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and M1, respectively. The Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[2]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[3]
(3)	The expenses in the above table reflect a written agreement by MML Advisers to waive all of its management fees for Class M2 shares through January 31, 2027. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[4]
(1)	Management Fees have been restated to reflect current fees.

[5]
(2)	Other Expenses do not include approximately 0.01% of reorganization expenses related to the Fund’s completed reorganization with the MassMutual Total Return Bond Fund on September 15, 2025. If these expenses had been included, Other Expenses would be 0.06%, 0.16%, 0.26%, 0.36%, 0.26%, 0.31%, 0.26%, 0.16%, 0.06%, and 0.06% for Classes I, R5, Service, Administrative, R4, A, R3, Y, M1, and M2, respectively.

[6]
(4)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, 0.43%, and 0.19% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and M1, respectively. The Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[7]
(3)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[8]
(5)	The expenses in the above table reflect a written agreement by MML Advisers to waive all of its management fees for Class M2 shares through January 31, 2027. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[9]
(2)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement would otherwise exceed 0.59%, 0.69%, 0.79%, 0.89%, 1.04%, 1.09%, 1.29%, 0.69%, and 0.54% for Classes I, R5, Service, Administrative, R4, A, R3, Y, and M1, respectively. The Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[10]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[11]
(3)	The expenses in the above table reflect a written agreement by MML Advisers to waive all of its management fees for Class M2 shares through January 31, 2027. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[12]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[13]
(2)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement would otherwise exceed 0.46%, 0.56%, 0.66%, 0.76%, 0.91%, 0.96%, 1.16%, 0.51%, 0.76%, 1.01%, and 0.41% for Classes I, R5, Service, Administrative, R4, A, R3, Y, L, C, and M1, respectively. The Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[14]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[15]
(3)	The expenses in the above table reflect a written agreement by MML Advisers to waive all of its management fees for Class M2 shares through January 31, 2027. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[16]
(2)	The expenses in the above table reflect a written agreement by MML Advisers to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement would otherwise exceed 0.54%, 0.64%, 0.74%, 0.84%, 0.99%, 1.04%, 1.24%, 0.59%, 1.54%, and 0.34% for Classes I, R5, Service, Administrative, R4, A, R3, Y, C, and M1, respectively. The Total Annual Fund Operating Expenses after Fee Waiver or Expense Reimbursement shown in the above table may exceed these amounts, because, as noted in the previous sentence, certain fees and expenses are excluded from the cap. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.

[17]
(1)	Other Expenses are based on estimated amounts for the current fiscal year of the Fund.

[18]
(3)	The expenses in the above table reflect a written agreement by MML Advisers to waive all of its management fees for Class M2 shares through January 31, 2027. The agreement can only be terminated by mutual consent of the Board of Trustees on behalf of the Fund and MML Advisers.